Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	€ 2,263	€ 3,456	€ 5,436
Attributable to equity holders of Sanofi	2,246	3,430	5,400
Attributable to non-controlling interests	17	26	36
Other comprehensive income:
Actuarial gains/(losses)	235	141	(171)
Change in fair value of equity instruments included in financial assets and financial liabilities	(10)	3	97
Tax effects	(59)	(59)	(3)
Items not subsequently reclassifiable to profit or loss	166	85	(77)
Change in fair value of debt instruments included in financial assets	(5)	6	21
Change in fair value of cash flow hedges	(3)	1	(1)
Change in currency translation differences	1,040	(1,057)	(1,540)
Tax effects	35	(8)	(6)
Items subsequently reclassifiable to profit or loss	1,067	(1,058)	(1,526)
Other comprehensive income for the period, net of taxes	1,233	(973)	(1,603)
Comprehensive income	3,496	2,483	3,833
Attributable to equity holders of Sanofi	3,471	2,465	3,810
Attributable to non-controlling interests	€ 25	€ 18	€ 23